Inventories - Summary of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of inventories [Line Items]
Inventories	₩ 14,557,419	₩ 16,133,403
Gross amount [member]
Disclosure of inventories [Line Items]
Finished goods	2,615,009	2,508,370
Merchandise	1,049,467	1,237,203
Semi-finished goods	3,039,516	3,453,150
Raw materials	3,237,691	4,171,049
Fuel and materials	921,742	1,109,100
Construction inventories	988,463	1,131,776
Materials-in-transit	2,965,306	2,738,439
Others	87,802	100,873
Inventories	14,904,996	16,449,960
Allowance for inventories valuation [member]
Disclosure of inventories [Line Items]
Inventories	₩ (347,577)	₩ (316,557)